Related Party Transactions Related Party Transactions - Narrative (Details)		1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019	May 08, 2019 USD ($)	Sep. 30, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 01, 2018 Subsidiaries
Teekay Offshore [Member]
Business Acquisition [Line Items]
Revenue from Related Parties		$ 2,300,000				$ 7,600,000
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Business Acquisition [Line Items]
Percentage of ownership acquired										100.00%
Number of Subsidiaries | Subsidiaries										7
Revolving Credit Facilities
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity				$ 950,800,000			$ 950,800,000
Revolving Credit Facilities | Teekay Offshore [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity									$ 125,000,000.0
Revolving Credit Facilities | Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity									100,000,000.0
Parent Company [Member] | Revolving Credit Facilities | Teekay Offshore [Member]
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity									$ 25,000,000.0
Technical Services [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		3,300,000				9,600,000
Time-Charter Hire Expense [Member] | Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Additional Time Period For Fixed Rate Time Charters Contract			2 years
Related Party Transaction, Expenses from Transactions with Related Party				5,400,000	$ 3,100,000		11,300,000	$ 8,700,000
Time-Charter Hire Expense [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 6,100,000				$ 20,800,000
LNG Carriers [Member] | Equity Method Investee [Member]
Business Acquisition [Line Items]
Revenue from Related Parties				$ 19,900,000	$ 16,800,000		$ 37,400,000	$ 32,600,000
Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage				52.00%			52.00%
General Partner [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	49.00%